Segment Information - EBITDA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	$ 203	[1]			$ 187	[1]						$ 233	[2]	$ 176	[2]	$ 443	[3],[4],[5]	$ 835	[3],[4],[5]	$ 465	[3],[4],[5]
Depreciation and amortization	44				47							89		93		186		197		194
Interest expense, net	176				161							346		340		666		604		583
Income (loss) before income taxes																(409)		34		(312)
Income tax expense	8				1							15		2		32		133		(50)
Net loss attributable to Realogy Holdings	(25)		(154)	(28)	(22)		(237)	(91)	(33)	222	(197)	(217)		(259)		(441)		(99)		(262)
Restructuring costs	2		3	3	3		2	9	2	4	6	5		5		11		21		70
Merger costs			1					1								1		1		1
Former parent legacy items, net benefit	0		(2)	3	12		2	8	6	314	(5)	3		14		15		323		34
Former parent legacy items, benefit																				55
Former parent legacy items, expense																				21
Loss on the early extinguishment of debt	0				0		(36)					6		36		36		0		(75)
Real Estate Franchise Services [Member]
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	99	[1]			97	[1]						160	[2]	159	[2]	320	[3],[4],[5]	352	[3],[4],[5]	323	[3],[4],[5]
Depreciation and amortization																77		78		78
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	78	[1]			48	[1]						61	[2]	11	[2]	56	[3],[4],[5]	80	[3],[4],[5]	6	[3],[4],[5]
Depreciation and amortization																41		44		56
Relocation Services [Member]
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	30	[1]			32	[1]						34	[2]	42	[2]	115	[3],[4],[5]	109	[3],[4],[5]	122	[3],[4],[5]
Depreciation and amortization																47		50		34
Title and Settlement Services [Member]
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	14	[1]			12	[1]						16	[2]	14	[2]	29	[3],[4],[5]	25	[3],[4],[5]	20	[3],[4],[5]
Depreciation and amortization																12		17		18
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	(18)	[1]			(2)	[1]						(38)	[2]	(50)	[2]	(77)	[3],[4],[5]	269	[3],[4],[5]	(6)	[3],[4],[5]
Depreciation and amortization																9		8		8
2011 Restructuring Program [Member]
Segment Reporting Information [Line Items]
Restructuring costs																11
2010 Restructuring Program [Member]
Segment Reporting Information [Line Items]
Restructuring costs																		$ 21

[1]	(a)Includes $2 million of restructuring costs for the three months ended June 30, 2012, compared to $3 million of restructuring costs, offset by a net benefit of $12 million of former parent legacy items for the three months ended June 30, 2011.
[2]	(b) Includes $5 million of restructuring costs and a $6 million loss on the early extinguishment of debt, partially offset by a net benefit of $3 million of former parent legacy items for the six months ended June 30, 2012, compared to $5 million of restructuring costs and a $36 million loss on the early extinguishment of debt, partially offset by a net benefit of $14 million of former parent legacy items for the six months ended June 30, 2011.
[3]	2011 EBITDA includes a loss on the early extinguishment of debt of $36 million and 2009 EBITDA includes a gain on the early extinguishment of debt of $75 million.
[4]	Includes $11 million of restructuring costs and $1 million of merger costs, offset by a net benefit of $15 million of former parent legacy items for the year ended December 31, 2011. Includes $21 million of restructuring costs and $1 million of merger costs, offset by a net benefit of $323 million of former parent legacy items primarily as a result of tax and other liability adjustments for the year ended December 31, 2010. Includes $70 million of restructuring costs and $1 million of merger costs offset by a benefit of $34 million of former parent legacy items (comprised of a benefit of $55 million recorded at Cartus related to WEX partially offset by $21 million of expenses recorded at Corporate) for the year ended December 31, 2009.
[5]	Includes the elimination of transactions between segments.